Label	Element	Value
NYLI VP S&P 500 Index Portfolio
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

NEW YORK LIFE INVESTMENTS VP FUNDS TRUST
NYLI VP S&P 500® Index Portfolio
(the “Portfolio”)
Supplement dated November 4, 2025 (“Supplement”)
to the Prospectus, Summary Prospectus, and Statement of Additional Information, each dated May 1, 2025, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus, Summary Prospectus, and Statement of Additional Information.

Effective immediately, the Portfolio is modifying its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Portfolio intends to be diversified in approximately the same proportion as the Portfolio’s benchmark index is diversified. The investment objective of the Portfolio will continue to be to seek investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index. The Portfolio may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Portfolio’s benchmark index. Shareholder approval will not be sought if the Portfolio crosses from diversified to non‑diversified status under such circumstances.

Effective immediately:

Summary Prospectus and Prospectus

1. The following paragraph is added to the end of the section entitled “Principal Investment Strategies”:

The Portfolio is classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Portfolio may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track.

2. The following is added to the section entitled “Principal Risks”:

Non-Diversification Risk: The Portfolio is classified as a diversified open-end management investment company, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Portfolio may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which the Portfolio seeks to track. A non-diversified fund may have a significant portion of its investments in a smaller number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Portfolio.

Risk/Return [Heading]	oef_RiskReturnHeading	NYLI VP S&P 500® Index Portfolio